Provisions for pensions and similar obligations (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post-employment plans
Post-Employment Plans
Experience in Net Assets Adjustments	R$ 1,347,689	R$ 268,309	R$ 1,589,517